OPERATING LEASE RIGHT-OF-USE ASSETS - Components (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Right of use assets:
Operating lease, right of use	€ 1,722	€ 1,784
Facilities
Right of use assets:
Operating lease, right of use	1,534	1,536
Equipment.
Right of use assets:
Operating lease, right of use	30	57
Furniture, fixture, fittings and other
Right of use assets:
Operating lease, right of use	€ 157	€ 191